Changes in the Group structure	6 Months Ended
Jun. 30, 2018
Changes in the Group structure
Changes in the Group structure

2) Changes in the Group structure

2.1) Main acquisitions and divestments

➢	Exploration & Production
•	On January 15, 2018, as part of the Strategic Alliance signed in March 2017, TOTAL announced the conclusion of transfer agreements from Petrobras to TOTAL:
o	35% of the rights, as well as the role of operator in the Lapa field,
o	22.5% of the rights of the Iara area.

The amount of this transaction is $ 1.95 billion.

The details of the acquisition are presented in Note 2.2 to the consolidated financial statements.

•	On March 1, 2018, TOTAL finalized the acquisition of Marathon Oil Libya Limited which holds a 16.33% stake in the Waha Concessions in Libya. This transaction amounts to $ 451 million.

The details of the acquisition are presented in Note 2.2 to the consolidated financial statements.

•

On March 8, 2018, TOTAL announced the closing of the Maersk Oil acquisition signed on August 21, 2017. The integration of Maersk Oil, which holds a portfolio of high quality assets, largely complementary to those held by TOTAL, and mainly located in OECD countries, allows the Group to become the second largest operator in the North Sea.

The details of the acquisition are presented in Note 2.2 to the consolidated financial statements.

•	On March 15, 2018, TOTAL finalized the sale to Statoil of all of its interests in the Martin Linge field (51%) and the discovery of Garantiana (40%) on the Norwegian Continental Shelf.
•	On March 18, 2018, TOTAL was awarded participating interests in two Offshore Concessions on Umm Shaif & Nasr (20%) and Lower Zakum (5%) in return for the payment of a global bonus of $ 1.45 billion.
•	On April 11, 2018, TOTAL acquired several assets located in the Gulf of Mexico as part of the Cobalt International Energy company’s bankruptcy auction sale.
➢	Marketing & Services
•	In January, 2018, the sale of the joint venture TotalErg (Erg 51%, TOTAL 49%) to the Italian company API was finalized.

2.2)  Major business combinations

In accordance with IFRS 3, TOTAL is assessing the fair value of identifiable acquired assets, liabilities and contingent liabilities on the basis of available information. This assessment will be finalised within 12 months following the acquisition date.

➢	Exploration & Production
•	Transfer of rights in the Lapa and Iara concessions in Brazil

On January 15, 2018 Petrobras transferred to TOTAL 35% of the rights of the Lapa field which was put in production in December 2016, with a 100,000 barrel per day capacity FPSO.

Petrobras also transferred to TOTAL 22.5% of the rights of the Iara area. Production in Iara is expected to start in 2018 and 2019 depending on the fields.

The acquisition cost amounts to $1,950 million.

In the balance sheet as of June 30, 2018, the provisional fair value of identifiable acquired assets, liabilities and contingent liabilities amounts to $1,950 million.

The provisional purchase price allocation is shown below :

($ million)	At the acquisition date
Intangible assets	1,072
Tangible assets	1,662
Other assets and liabilities	(119)
Net debt	(665)
Fair value of consideration transferred	1,950

•	Marathon Oil Lybia Limited

On March 1, 2018, TOTAL finalized the acquisition of Marathon Oil Libya Limited which holds a 16.33% stake in the Waha Concessions in Libya. The acquisition cost amounts to $451 million.

In the balance sheet as of June 30, 2018, the provisional fair value of identifiable acquired assets, liabilities and contingent liabilities amounts to $451 million.

The provisional purchase price allocation is shown below :

($ million)	At the acquisition date
Intangible assets	326
Tangible assets	192
Other assets and liabilities	(91)
Net debt	24
Fair value of consideration transferred	451

•	Maersk Oil

On March 8, 2018, TOTAL finalized the acquisition of Maersk Oil, following the signature of the « Share Transfer Agreement » on August 21, 2017.

The Group acquired all the voting rights of Maersk Olie og Gas A/S (Maersk Oil), a wholly owned subsidiary of A.P. Møller – Mærsk A/S (Maersk), for a purchase consideration of $5,741 million. This includes the fair value ($5,585 million) of 97,522,593 shares issued in exchange for all Maersk Oil shares, calculated using the market price of the company’s shares of 46.11 euros on the Euronext Paris Stock Exchange at its opening of business on March 8, 2018, and the amount of price adjustments ($156 million) paid on closing.

In the balance sheet as of June 30, 2018, the provisional fair value of identifiable acquired assets, liabilities and contingent liabilities amounts to $3,113 million.

The Group recognized a $2,628 million goodwill.

The provisional purchase price allocation is shown below:

($ million)	At the acquisition date
Goodwill	2,628
Intangible assets	4,227
Tangible assets	4,033
Other assets and liabilities	(3,223)
Including provision for site restitution	(2,100)
Including deferred tax	(675)
Net debt	(1,924)
Fair value of consideration transferred	5,741